Related Party Transactions and Balances (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances (Textual)
Key management remuneration	$ 1,160,293	$ 677,291
Business combination aggregate amount	$ 120,000